SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Weighted-average remaining lease term	1 year 9 months 18 days	2 years 8 months 12 days	3 years 10 months 24 days
Weighted-average discount rate	11.91%	12.00%	12.88%